2600 One Commerce Square Philadelphia, PA 19103-7098 T: (215) 564-8099 F: (215) 564-8120

December 3, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Filing Desk

Re:	RBC Funds Trust (the “Trust”) SEC File Nos. 033-111986 and 811-21475 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses for the Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund, and RBC BlueBay Absolute Return Fund and Statements of Additional Information for the Prime Money Market Fund, U.S. Government Money Market Fund, and Tax-Free Money Market Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 49 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on November 27, 2012, with an effective date of November 27, 2012.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Michael P. O’Hare
Michael P. O’Hare, Esq.